Capital Stock - 2014 Warrant Exchange Agreements - Additional Information (Detail)	0 Months Ended
	Jun. 11, 2014	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Class of Stock [Line Items]
Number of shares of common stock issued for warrant exchange	44,665,783
Common stock reserved for future issuance		0	37,888,154
Warrants outstanding		7,762,500	44,983,988	3,500,000	6,569,550
Placement Agent Warrants [Member]
Class of Stock [Line Items]
Warrants outstanding		0	666,666
Series A Warrants [Member]
Class of Stock [Line Items]
Common stock reserved for future issuance	36,554,822		36,554,822
Warrants outstanding		0	36,554,822
Series A Warrants [Member] | Dr. Andrey Semechkin and Ruslan Semechkin [Member]
Class of Stock [Line Items]
Number of shares of common stock issued for warrant exchange	12,105,784
Series A Warrants [Member] | Placement Agent Warrants [Member]
Class of Stock [Line Items]
Warrants outstanding	666,666